Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
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19.	Intangible Assets.

The Company reviews intangible assets for impairment, whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceeds the fair value of the assets.

The gross amounts and accumulated amortization of identifiable intangible assets are as follows (in thousands):

	December 31, 2017		December 31, 2016		September 30, 2016
	Gross	Accumulated	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
Amortizable intangible assets:
In-place leases (useful life 7-8 years)	$7,515	4,206	2,788	1,300	2,788	1,175
Above Market leases (useful life 5 years)	48	27	48	24	48	23
	$7,563	4,233	2,836	1,324	2,836	1,198

	December 31, 2017		December 31, 2016		September 30, 2016
	Gross	Accumulated	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization	Amount	Amortization
Amortizable intangible liabilities:
Below Market leases (useful life 4-5 years)	$220	220	220	211	220	206
	$220	220	220	211	220	206